UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22386

Excelsior Venture Partners III, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road
Stamford, CT 06905

(Address of principal executive offices) (Zip code)

James D. Bowden
Bank of America Capital Advisors LLC
100 Federal Street
Boston, MA 02110

 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-921-7951

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

Excelsior Venture Partners III, LLC
Portfolio of Investments
Janaury 31, 2010 (Unaudited)

Principal		Acquisition			% of Net
Amount/Shares		Date ##	Cost	Fair Value	Assets ****

	Private Companies ***, ###
	Common Stock #
	Medical Technology
7,882	Recorders and Medicare Systems (P) Ltd. *	12/08	382,623	-	0.00%
			382,623	-	0.00%

	Total Common Stock - Private Companies		382,623	-	0.00%

	Preferred Stocks #
	Enterprise Software
4,542,763	SOA Software, Inc., Series F Junior **	05/08	5,681,135	-	0.00%
			5,681,135	-	0.00%
	Life Sciences
1,999,999	Archemix Corporation, Series A	08/02 - 11/03	1,999,999	1,499,999	4.52%
700,000	Archemix Corporation, Series B	03/04 - 12/05	700,000	525,000	1.58%
			2,699,999	2,024,999	6.10%
	Wireless @
4,433,333	Ethertronics, Inc. Series B	06/01 - 05/04	6,650,000	6,650,000	20.04%
1,697,957	Ethertronics, Inc. Series C	05/05 - 04/07	2,546,937	2,546,937	7.67%
758,542	Ethertronics, Inc. Series D	3/09	1,137,813	1,137,813	3.43%
			10,334,750	10,334,750	31.14%

	Total Preferred Stocks - Private Companies		18,715,884	12,359,749	37.24%

	Warrants #, @
	Wireless
271,248	Ethertronics, Inc. Series C (expiration date 03/10)	3/09	-	-	0.00%
	Total Warrants		-	-	0.00%

	Total - Private Companies		$19,098,507	$12,359,749	37.24%

Excelsior Venture Partners III, LLC
Portfolio of Investments
Janaury 31, 2010 (Unaudited) (continued)

Percent		Acquisition				% of Net
Owned &		Date ##	Commitment	Cost	Fair Value	Assets ****

	Private Investment Funds ***, #, ###
	Early-Stage Information Technology
0.98%	Sevin Rosen Fund IX, L.P.	10/04-01/10	$3,000,000	$2,031,609	$1,922,582	5.79%
2.36%	Tallwood II, L.P.	12/02-05/08	3,000,000	2,890,443	1,110,780	3.35%
1.70%	Valhalla Partners, L.P.	10/03-07/09	3,000,000	1,764,359	1,524,078	4.59%
			9,000,000	6,686,411	4,557,440	13.73%

	Early-Stage Life Sciences and Technology
1.55%	Burrill Life Sciences Capital Fund, L.P.	12/02-11/09	3,000,000	2,452,141	1,648,463	4.97%
1.35%	CHL Medical Partners II, L.P.	01/02-05/09	2,000,000	1,641,817	1,165,645	3.51%
1.01%	CMEA Ventures VI, L.P.	12/03-10/09	3,000,000	2,553,197	2,733,169	8.23%
			8,000,000	6,647,155	5,547,277	16.71%

	Multi-Stage Life Sciences, Communications and Health Care
0.38%	Advanced Technology Ventures VII, L.P.	08/01-12/08	2,700,000	1,920,404	1,747,308	5.27%
0.37%	Morgenthaler Partners VII, L.P.	07/01-01/10	3,000,000	2,033,167	1,322,401	3.98%
0.56%	Prospect Venture Partners II, L.P.	06/01-04/09	3,000,000	430,406	896,537	2.70%
			8,700,000	4,383,977	3,966,246	11.95%

	Total Private Investment Funds		25,700,000	17,717,543	14,070,963	42.39%

Shares	Investment Company
984,128	Dreyfus Government Cash Management Fund Institutional Shares			984,128	984,128	2.97%
	Total Investments		$25,700,000	$37,800,178	27,414,840	82.60%
	Other Assets & Liabilities (Net)				5,775,596	17.40%
	Net Assets				$33,190,436	100.00%

*	Tensys Medical, Inc. merged with Recorders and Medicare Systems (P) Ltd. on December 19, 2008. Recorders and Medicare Systems (P) Ltd. is based in India.
**	LogicLibrary, Inc. merged with SOA Software, Inc. on May 1, 2008. Shares of 4,542,763 include 4,239,912 shares held by the Company and 302,851 shares held in escrow for the benefit of the Company.
***
Restricted as to public resale and illiquid securities or investments. Total cost of restricted and illiquid securities or investments at January 31, 2010 was $36,816,050. Total fair value of restricted and illiquid securities or investments owned at January 31, 2010 was $26,430,712 or 79.63% of net assets.

****	Calculated as fair value divided by the Company's Net Assets.
@
At January 31, 2010, the Company owned 5% or more of the Private Company's outstanding shares thereby making the Private Company an affiliate as defined by the Investment Company Act of 1940, as amended (the "Investment Company Act"). Total fair value of affiliated securities owned at January 31, 2010 (including investments in controlled affiliates) was $10,334,750 or 31.14% of net assets.

#	Non-income producing securities.
##	Disclosure is for restricted securities only.
###
The estimated cost of the Private Investment Funds at January 31, 2010 for Federal tax purposes was $14,222,854, this resulted in a net unrealized depreciation for Federal tax purposes of $151,891. The estimated cost of the Private Companies at January 31, 2010 for Federal tax purposes was $22,082,635, this resulted in a net unrealized depreciation for Federal tax purposes of $9,722,886.

&	Represents capital balance of the Company's investment as a percentage of Private Investment Fund's total capital.

Investment Valuation:

The Company values portfolio securities quarterly and at such other times as, in the Company’s Board of Managers’ (“Board” or “Board of Managers”) view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal or contractual restrictions on transfer, a discount from the public market price may be applied.

Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Investment Adviser (as defined below) or a committee of the Board of Managers (the “Valuation Committee”) or both under the supervision of the Board of Managers pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less from the date of purchase are valued at amortized cost.

The value for securities for which no public market exists is difficult to determine. Generally, such investments will be valued on a “going concern” basis and in conformity with GAAP. Accordingly, the fair value measurement is determined based on the estimated price a seller would receive in an orderly transaction at the measurement date. For venture capital companies there are a range of values that is reasonable for such investments at any particular time. Initially, Private Companies are valued based upon their original cost except that original cost valuation will be adjusted, upon approval by the Valuation Committee on the advice of the Valuation Agent, based on either a market or appraisal method of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon such inputs affecting the company such as earnings, net worth, reliable private sale prices of the company’s securities, the market prices for similar securities of comparable companies, an assessment of the company’s future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser (as defined below) or the Valuation Committee under the supervision of the Board of Managers and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Company from the investments.

The Company’s investments are reported at fair value. The Board and Valuation Committee have approved procedures pursuant to which the Company values its investments in Private Investment Funds, subject to the review and supervision of the Board and Valuation Committee. In accordance with these procedures, fair value of investments in the Private Investment Funds takes into consideration information reasonably available at the time the valuation is made and other factors that the Board and Valuation Committee deems pertinent. Generally, the Board and Valuation Committee will use valuations reported to the Company by the managers of these Private Investment Funds as an input, and the Company, Board or Valuation Committee may reasonably determine that additional factors should be considered that were not reflected. The value of the Company’s investments determined using the Company’s procedures may differ from the value reported by the manager of the Private Investment Funds.

At January 31, 2010, market quotations were not readily available for the Company’s portfolio of securities valued at $26,430,712 or 79.63% of net assets. Such securities were valued by the Investment Adviser, under the supervision of the Board of Managers. Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Investment Valuation (continued):

Fair value measurements establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Inputs that are unobservable.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Company generally uses the capital balance reported by the Private Investment Funds as the primary input in its valuation; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, any restrictions or illiquidity on such interests, any potential clawbacks by the Private Investment Funds and the fair value of the Private Investment Fund's investment portfolio or other assets and liabilities.

An individual Private Investment Fund’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Company, Board and Valuation Committee. The Company, Board and Valuation Committee considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of the Private Investment Fund within the hierarchy is based upon the pricing transparency of that Private Investment Fund and does not necessarily correspond to the Company's perceived risk of that Private Investment Fund.

Substantially all of the Company's investments in the Private Companies and Private Investment Funds have been classified within Level 3. The Private Investment Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in such Private Investment Funds for which there is no active market. The Companies interests in Private Companies and Private Investment Funds, in the absence of a recent and relevant secondary market transaction, are generally classified as Level 3. Assumptions used by the Company, Board or Valuation Committee due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the Company’s results of operations.

Investment Valuation (continued):

The table below sets forth information about the level within the fair value hierarchy at which the Company’s investments are measured at January 31, 2010:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Private Companies	$-	$-	$12,359,749	$12,359,749
Investments in Private Investment Funds	-	-	14,070,963	14,070,963
Investment in Investment Company	984,128	-	-	984,128
Totals	$984,128	$-	$26,430,712	$27,414,840

The following is a reconciliation of the investments in securities within Level 3 used in determining value:

Level 3
Balance as of 10/31/09	$26,610,453
Net realized gain/(loss) on investments	(105)
Net decrease in unrealized depreciation on investments	(5,905)
Net purchases/(sales proceeds)	(173,731)
Net transfers in and out of Level 3*	-
Balance as of 1/31/10	$26,430,712

*	Transfers in and out of Level 3 are valued at the beginning of the period value.

The net unrealized gains/(losses) in the table above relate to investments held by the Company at January 31, 2010.

For information on the Company’s other significant accounting policies, please refer to the Company’s most recent semi-annual or annual financial statements.

The Company must determine whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). The Company must also provide guidance on identifying circumstances that indicate whether or not a transaction, with regards to such an asset or liability, is orderly. In its consideration, the Company must consider inputs and valuation techniques used for each major category of investments with “major category” being defined as investment type. Refer to the Company’s Portfolio of Investments for additional information on the Company’s investments in Private Companies and Private Investment Funds.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Venture Partners III, LLC

By (Signature and Title)* /s/ James D. Bowden
                                              James D. Bowden, President and Chief Executive Officer

Date March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James D. Bowden
                                              James D. Bowden, President and Chief Executive Officer

Date March 31, 2010

By (Signature and Title)* /s/ Steven L. Suss
                                              Steven L. Suss, Treasurer and Chief Financial Officer

Date March 31, 2010

* Print the name and title of each signing officer under his or her signature.